Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Contractual amount of off-balance-sheet financial instruments

(in thousands)	2012	2011
Commitments to extend credit	$118,412	$117,171
Standby letters of credit	2,995	2,992